Equity Incentive Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Future Grant	190,032,318	116,135,122
stock-based compensation	$ 348,635	$ 627,611
unrecognized compensation expense	$ 1,227,400
unrecognized compensation expense,weighted-average period	2 years 2 months 15 days
Aggregate intrinsic value of options outstanding	$ 2,827,040
options granted,weighted average grant date fair value of stock options granted	$ 0.18	$ 0.16
Options exercised , Numbers of Shares	7,259,185	100,000
Options repurchased	50,000
Employee related liabilities current	$ 1,501,351	$ 493,685
Twenty Thousand and Sixteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted period			10 years
Common stock authorized for grant	27,347,261
Shares Available for Future Grant	9,908,933
Minimum [Member] | Twenty Thousand and Sixteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options,vesting period			0 years
Maximum [Member] | Twenty Thousand and Sixteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options,vesting period			4 years
Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee related liabilities current	$ 5,000
Incentive Stock Options [Member] | Twenty Thousand and Sixteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percenatage of exercise price over fair value			100.00%
Nonqualified Options [Member] | Twenty Thousand and Sixteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percenatage of exercise price over fair value			85.00%